Restructuring	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring
17. Restructuring
On February 13, 2023, the Company announced the topline results for the Phase 2b study of
FX-322
(FX-322-208)
which failed to achieve its primary efficacy endpoint of an improvement in speech perception. As a result, the Company also announced that it would be discontinuing the
FX-322
and
FX-345
hearing

development programs and focusing resources on its remyelination in MS development program. This restructuring resulted in a 55% reduction in the Company’s workforce.
In the six months ended June 30, 2023, the Company incurred $4,329 in restructuring-related expenses. The total restructuring charges consist of accelerated depreciation expense of $360, accelerated hearing program expense of $129, and severance and other benefit-related costs of $3,840.
During the six months ended June, 2023, the following restructuring-related charges were included in the Consolidated Statement of Operations:

	Severance and other benefit-related costs	Accelerated depreciation charges	Accelerated hearing program charges	Total

Research and development	$2,138	$360	$129	$2,627
General and administrative	1,702	—	—	1,702

Total	$3,840	$360	$129	$4,329

At June 30, 2023, the liability for the restructuring is classified as current and included in accrued expenses in the Consolidated Balance Sheets.

	Accelerated hearing program charges	Severance and other benefit-related costs	Total

Liability balance as of December 31, 2022	$—	$—	$—
Net charges	46	1,907	1,953

Liability balance as of June 30, 2023	$46	$1,907	$1,953